Income Taxes - Provision, Reconciliation and Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Current:
State	$ (128)	$ (167)	$ 7,352
Total	(128)	(167)	7,352
Deferred:
Federal	(2,623)	(2,666)	9,642
State	(1,427)	2,360	1,072
Total	(4,050)	(306)	10,714
Income tax (provision) benefit	$ (4,178)	$ (473)	$ 18,066
Statutory corporate federal tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of income taxes from continuing operations
Statutory tax (provision) benefit	$ (14,834)	$ 1,503	$ 43,198
Effects of :
State taxes, net of federal effect	763	3,363	10,262
Reduction of unrecognized tax benefits			5,010
Other
Lobbying & Referendum costs	(669)	(2,016)	(607)
Employment tax credits	617	749	886
Fines & Penalties	(35)	(48)	(20)
Meals & Entertainment	(52)	(44)	(58)
Various permanent differences	49	789	(15)
Interest			(446)
Goodwill impairment			(33,600)
Valuation allowance	8,927	(4,328)	(5,577)
Expiration of stock awards		(611)
Other	1,056	170	(967)
Income tax (provision) benefit	(4,178)	(473)	18,066
Deferred tax liabilities:
Property and equipment	(40,709)	(37,421)
Goodwill and intangibles	(22,727)	(21,527)
Gain on early extinguishment of debt	(9,751)	(14,613)
Other	(382)	(347)
Total deferred tax liabilities	(73,569)	(73,908)
Deferred tax assets:
Net operating losses	40,061	62,672
Employment tax credits	21,973	22,378
Accrued expenses	13,564	8,383
Alternative minimum tax credit	4,103	2,481
Other	14,355	14,503
Total deferred tax assets	94,056	110,417
Valuation allowance on deferred tax assets	(57,245)	(69,217)	$ (67,062)
Net deferred tax asset	36,811	41,200
Net deferred tax liability	$ (36,758)	$ (32,708)